CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS - Summary of Cash and Cash Equivalents, Time Deposits and Pledged Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and bank balances	$ 1,312,773	$ 841,317
Less: Pledged deposits	(357)	(1,270)
Time deposits	(34,703)	(54,016)
Cash and cash equivalents	1,277,713	786,031	$ 688,938	$ 455,689
Denominated in USD
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and cash equivalents	1,254,969	727,160
Denominated in RMB
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and cash equivalents	12,675	21,472
Denominated in EUR
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and cash equivalents	$ 10,069	$ 37,399